Property and Equipment (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	$ (216,308)	$ (155,343)
Property and equipment, net	115,917	174,964
Telecommunication Equipment And Computers [Member]
Property, Plant and Equipment [Line Items]
Tele communication equipment and computers	299,095	297,177
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Tele communication equipment and computers	23,805	23,805
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Tele communication equipment and computers	$ 9,325	$ 9,325